Loan Advanced - Expected Credit Losses (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Expected Credit Losses [Line Items]
Loan advanced – contractor	$ 23.4	$ 23.4	$ 27.3
– Ghana expected credit loss		17.5	41.1	$ 29.0
Ghana expected credit loss - loan advanced to contractor
Schedule Of Expected Credit Losses [Line Items]
Loan advanced – contractor	23.4	23.4	27.3	68.4
– Ghana expected credit loss		3.9	$ 41.1	$ 0.0
Ghana expected credit loss - loan advanced to contractor | Gold fields and Engineers & Planners | Twarka and Damang
Schedule Of Expected Credit Losses [Line Items]
Loan advanced – contractor	23.4	$ 23.4
– Ghana expected credit loss	$ 45.0